This amended Form N-CEN filing replaces the registrant's Form
N-CEN, as previously filed under accession number
0001752724-23-200759.This Form N-CEN/A includes
revised responses to Items C.3.b.ii.1, C.3.b.ii.2, C.3.b.iii.1, C.3.b.iii.2 and certain Items under C.7.